N-2	Dec. 20, 2022
Cover [Abstract]
Entity Central Index Key	0000886128
Amendment Flag	false
Securities Act File Number	1-14204
Document Type	8-K
Entity Registrant Name	FUELCELL ENERGY, INC.
Entity Address, Address Line One	3 Great Pasture Road
Entity Address, City or Town	Danbury
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06810
City Area Code	203
Local Phone Number	825-6000
Entity Emerging Growth Company	false